Discontinued operations - Finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expenses on lease liabilities	$ 258	$ 203	$ 242
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expenses on lease liabilities	17	35	196
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expenses on lease liabilities	0	0	122
Discontinued operations | ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Interest expenses on lease liabilities	$ 17	$ 35	$ 74